Share-Based Compensation - (Additional Information) (Details) shares in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation	$ 0.5	$ 0.6
Unamortized estimated fair value	2.5	$ 2.5
Recognized expense over a weighted average period		2 years 2 months 15 days
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Company paid expense	$ 0.1	$ 0.1
Equity Incentive Plan [Member] | Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate shares of common stock | shares	2.7	2.7